Critical Accounting Estimates and Judgements	6 Months Ended
Jun. 30, 2023
Critical Accounting Estimates And Judgements [Abstract]
Critical Accounting Estimates and Judgements
4.
Critical Accounting Estimates and Judgments

The preparation of the interim condensed consolidated financial statements requires the use of accounting estimates which, by definition, may not equal the actual results. Management also needs to exercise judgment in applying the Group’s accounting policies. Estimates and judgments are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the Group and that are believed to be reasonable under the circumstances.

In preparing the interim condensed consolidated financial statements, the nature of significant judgments made by management in applying accounting policies and the key sources of estimation uncertainty were consistent with those described in the audited consolidated financial statements for the preceding fiscal years included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2022.